INCOME TAX (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Abstract]
Deferred income tax (recovery) expense	$ (21,101)	$ 28,060
Utilization of previously unrecognized capital losses	$ 9,238	$ 0